Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY DESTINY PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Nov. 29, 2014
Document Creation Date	dei_DocumentCreationDate	Dec. 04, 2014